Note Loans (Loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - Non Covered Loans - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 557,915	[1]	$ 601,799	[2]
Accruing loans past-due 90 days or more	426,652		446,725
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	870		1,062
Accruing loans past-due 90 days or more	0		0
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	25,806		33,973
Accruing loans past-due 90 days or more	0		0
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	103,243		106,670
Accruing loans past-due 90 days or more	0		0
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	33,429		40,111
Accruing loans past-due 90 days or more	538		555
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans			3,550
Accruing loans past-due 90 days or more			0
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	329,907	[3],[4]	351,471	[5],[6]
Accruing loans past-due 90 days or more	406,583	[3],[4]	426,094	[5],[6]
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,062		3,009
Accruing loans past-due 90 days or more	0		0
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,337		3,649
Accruing loans past-due 90 days or more	0		0
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	30		437
Accruing loans past-due 90 days or more	18,725		19,098
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,762		4,176
Accruing loans past-due 90 days or more	185		394
Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	22,417		23,342
Accruing loans past-due 90 days or more	34		523
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	12,320		11,646
Accruing loans past-due 90 days or more	0		0
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,732		18,703
Accruing loans past-due 90 days or more	587		61
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	532,508	[1]	574,834	[2]
Accruing loans past-due 90 days or more	426,652		446,725
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	664		1,062
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	24,611		33,720
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	102,771		106,449
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	31,609		36,671
Accruing loans past-due 90 days or more	538		555
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans			3,550
Accruing loans past-due 90 days or more			0
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	318,194	[3],[4]	337,933	[5],[6]
Accruing loans past-due 90 days or more	406,583	[3],[4]	426,094	[5],[6]
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,062		3,009
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	18,725		19,098
PUERTO RICO | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	185		394
PUERTO RICO | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	20,553		22,102
Accruing loans past-due 90 days or more	34		523
PUERTO RICO | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	12,320		11,640
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,724		18,698
Accruing loans past-due 90 days or more	587		61
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	25,407	[1]	26,965	[2]
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	206		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,195		253
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	472		221
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,820		3,440
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans			0
Accruing loans past-due 90 days or more			0
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11,713	[3],[4]	13,538	[5],[6]
Accruing loans past-due 90 days or more	0	[3],[4]	0	[5],[6]
UNITED STATES | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,337		3,649
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	30		437
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,762		4,176
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,864		1,240
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		6
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8		5
Accruing loans past-due 90 days or more	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 45 million in non-performing loans held-for-sale.
[3]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guar anteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $ 181 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2016 . Furthermore, the Co rporation has approximately $ 68 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .

[4]

Non-covered loans of $ 215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[5]

It is the Corporation’s policy to report delinque nt residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $1 64 million of residential mortgage loans in Puer to Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2015 . Furthermore, the Corporation has approximately $70 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .

[6]

Non-covered loans by $ 268 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.